RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

Transactions and Agreements with PBFX

The Company entered into agreements with PBFX that establish fees for certain general and administrative services, and operational and maintenance services provided by the Company to PBFX. In addition, the Company executed terminal, pipeline and storage services agreements with PBFX under which PBFX provides commercial transportation, terminaling, storage and pipeline services to the Company. These agreements with PBFX include:

Contribution Agreements

Immediately prior to the closing of certain contribution agreements, which PBF LLC entered into with PBFX (collectively referred to as the “Contribution Agreements”), the Company contributed certain assets to PBF LLC. PBF LLC in turn contributed those assets to PBFX pursuant to the Contribution Agreements. Certain proceeds received by PBF LLC from PBFX in accordance with the Contribution Agreements were subsequently contributed by PBF LLC to the Company.

Refer to the Company’s financial statements for the year ended December 31, 2019 in this prospectus (“Note 9 - Related Party Transactions” of the Notes to Consolidated Financial Statements) for a more complete description of the Contribution Agreements with PBFX that were entered into prior to 2020.

Commercial Agreements

The Company has entered into long-term, fee-based commercial agreements with PBFX relating to assets associated with the Contribution Agreements, the majority of which include a minimum volume commitment (“MVC”) and are supported by contractual fee escalations for inflation adjustments and certain increases in operating costs. Under these agreements, PBFX provides various pipeline, rail and truck terminaling and storage services to the Company and the Company has committed to provide PBFX with minimum fees based on minimum monthly throughput volumes. The Company believes the terms and conditions under these agreements, as well as the Omnibus Agreement and the Services Agreement (each as defined below) with PBFX, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.

Refer to the Company’s financial statements for the year ended December 31, 2019 in this prospectus (“Note 9 - Related Party Transactions” of the Notes to Consolidated Financial Statements) for a more complete description of the Company’s commercial agreements with PBFX, including those identified as leases, that were entered into prior to 2020. No new material agreements, or amendments, were entered into during the six months ended June 30, 2020.

Other Agreements

In addition to the commercial agreements described above, the Company has entered into an omnibus agreement with PBFX, PBF GP and PBF LLC, which has been amended and restated in connection with certain Contribution Agreements (as amended, the “Omnibus Agreement”). The Omnibus Agreement addresses the payment of an annual fee for the provision of various general and administrative services and reimbursement of salary and benefit costs for certain PBF Energy employees. The annual fee was increased to $8.3 million effective as of January 1, 2020.

Additionally, the Company and certain of its subsidiaries have entered into an operation and management services and secondment agreement with PBFX (as amended, the “Services Agreement”), pursuant to which the Company and its subsidiaries provide PBFX with the personnel necessary for PBFX to perform its obligations under its commercial agreements. PBFX reimburses the Company for the use of such employees and the provision of certain infrastructure-related services to the extent applicable to its operations, including storm water discharge and waste water treatment, steam, potable water, access to certain roads and grounds, sanitary sewer access, electrical power, emergency response, filter press, fuel gas, API solids treatment, fire water and compressed air. The Services Agreement will terminate upon the termination of the Omnibus Agreement, provided that PBFX may terminate any service upon 30-days’ notice.

Refer to the Company’s financial statements for the year ended December 31, 2019 in this prospectus (“Note 9 - Related Party Transactions” of the Notes to Consolidated Financial Statements) for a more complete description of the Omnibus Agreement and the Services Agreement.

Summary of Transactions with PBFX

A summary of the Company’s affiliate transactions with PBFX is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in millions)	2020	2019	2020	2019
Reimbursements under affiliate agreements:
Services Agreement	$2.1	$2.2	$4.3	$4.3
Omnibus Agreement	1.9	1.7	3.9	3.5
Total expenses under affiliate agreements	72.4	74.7	147.9	146.0

Total reimbursements under the Omnibus Agreement are included in General and administrative expenses and reimbursements under the Services Agreement and expenses under affiliate agreements are included in Cost of products and other in the Company’s Condensed Consolidated Statements of Operations.

9.	RELATED PARTY TRANSACTIONS

Transactions and Agreements with PBFX

PBF Holding entered into agreements with PBFX that establish fees for certain general and administrative services, and operational and maintenance services provided by the Company to PBFX. In addition, the Company executed terminal, pipeline and storage services agreements with PBFX under which PBFX provides commercial transportation, terminaling, storage and pipeline services to the Company. These agreements with PBFX include:

Contribution Agreements

Immediately prior to the closing of certain contribution agreements, which PBF LLC entered into with PBFX (as defined in the table below, and collectively referred to as the “Contribution Agreements”), PBF Holding contributed certain assets to PBF LLC. PBF LLC in turn contributed those assets to PBFX pursuant to the Contribution Agreements. Certain proceeds received by PBF LLC from PBFX in accordance with the Contribution Agreements were subsequently contributed by PBF LLC to PBF Holding. The Contribution Agreements include the following:

Contribution Agreement	Effective Date	Assets Contributed	Total Consideration
Contribution Agreement I	5/8/2014	DCR Rail Terminal and the Toledo Truck Terminal	74,053 PBFX common units and 15,886,553 PBFX subordinated units

Contribution Agreement II	9/16/2014	DCR West Rack	$135.0 million in cash and $15.0 million through the issuance of 589,536 PBFX common units

Contribution Agreement III	12/2/2014	Toledo Storage Facility	$135.0 million in cash and $15.0 million through the issuance of 620,935 PBFX common units

Contribution Agreement IV	5/5/2015	DCR Products Pipeline and DCR Truck Rack	$112.5 million in cash and $30.5 million through the issuance of 1,288,420 PBFX common units

Contribution Agreement V	8/31/2016	Torrance Valley Pipeline (50% equity interest in TVPC)	$175.0 million in cash

Contribution Agreement VI	2/15/2017	Paulsboro Natural Gas Pipeline	$11.6 million affiliate promissory note (a)

Contribution Agreements VII-X	7/16/2018	Development Assets (b)	$31.6 million through the issuance of 1,494,134 PBFX common units

Contribution Agreement XI	4/24/2019	Remaining 50% equity interest in TVPC (c)	$200.0 million in cash

(a)

As a result of the completion of the interstate natural gas pipeline that serves the Paulsboro refinery (the “Paulsboro Natural Gas Pipeline”) in the fourth quarter of 2017, PBF Holding received full payment for the affiliate promissory note due from PBFX.

(b)

On July 16, 2018, PBFX entered into four contribution agreements with PBF LLC pursuant to which the Company contributed to PBF LLC certain of its subsidiaries (the “Development Assets Contribution Agreements”). Pursuant to the Development Asset Contribution Agreements, the Company contributed all of the issued and outstanding limited liability company interests of: Toledo Rail Logistics Company LLC, whose assets consist of a loading and unloading rail facility located at the Toledo refinery (the “Toledo Rail Products Facility”); Chalmette Logistics Company LLC, whose assets consist of a truck loading rack facility (the “Chalmette Truck Rack”) and a rail yard facility (the “Chalmette Rosin Yard”), both of which are located at the Chalmette refinery; Paulsboro Terminaling Company LLC, whose assets consist of a lube oil terminal facility located at the Paulsboro refinery (the “Paulsboro Lube Oil Terminal”); and DCR Storage and Loading Company LLC, whose assets consist of an ethanol storage facility located at the Delaware City refinery (collectively with the Toledo Rail Products Facility, the Chalmette Truck Rack, the Chalmette Rosin Yard, and the Paulsboro Lube Oil Terminal, the “Development Assets”) to PBF LLC. PBFX Operating Company LP, PBFX’s wholly-owned subsidiary, in turn acquired the limited liability company interests in the Development Assets from PBF LLC in connection with the Development Assets Contribution Agreements effective as of July 31, 2018.

(c)

On April 24, 2019, PBFX entered into a contribution agreement with PBF LLC, pursuant to which the Company contributed to PBF LLC, which in turn contributed to PBFX, all of the issued and outstanding limited liability company interests of TVP Holding Company LLC (“TVP Holding”) for total consideration of $200.0 million (the “TVPC Acquisition”). Prior to the TVPC Acquisition, TVP Holding (then a subsidiary of PBF Holding) owned a 50% equity interest in Torrance Valley Pipeline Company LLC (“TVPC”). Subsequent to the closing of the TVPC Acquisition on May 31, 2019, PBFX owns 100% of the equity interest in TVPC.

Commercial Agreements with PBFX

PBF Holding has entered into long-term, fee-based commercial agreements with PBFX relating to assets associated with the Contribution Agreements described above, the majority of which include a minimum volume commitment (“MVC”) and are supported by contractual fee escalations for inflation adjustments and certain increases in operating costs. Under these agreements, PBFX provides various pipeline, rail and truck terminaling and storage services to PBF Holding and PBF Holding has committed to provide PBFX with minimum fees based on minimum monthly throughput volumes. PBF Holding believes the terms and conditions under these agreements, as well as the Omnibus Agreement (as defined below) and the Services Agreement (as defined below) each with PBFX, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.

These commercial agreements (as defined in the table below) with PBFX include:

Service Agreements	Initiation Date			Initial Term			Renewals (a)	MVC	Force Majeure
Transportation and Terminaling
Amended and Restated Rail Agreements (b)		5/8/2014			7 years, 8 months		N/A	125,000 bpd	PBF Holding or PBFX can declare
Toledo Truck Unloading & Terminaling Services Agreement (c)		5/8/2014			7 years, 8 months		2 x 5	5,500 bpd
Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility (c)		12/12/2014			10 years		2 x 5	4,400 bpd
Delaware Pipeline Services Agreement		5/15/2015			10 years, 8 months		2 x 5	50,000 bpd
Delaware Pipeline Services Agreement- Magellan Connection		11/1/2016			2 years, 5 months		See note (d)	See note (d)
Delaware City Truck Loading Services Agreement- Gasoline	5/15/2015		10 years, 8 months	2 x 5		30,000 bpd
Delaware City Truck Loading Services Agreement- LPGs	5/15/2015		10 years, 8 months	2 x 5		5,000 bpd
East Coast Terminals Terminaling Services Agreements (e)	5/1/2016		Various (f)	Evergreen		15,000 bpd (g)
East Coast Terminals Tank Lease Agreements	5/1/2016		Various (f)	Evergreen		350,000 barrels (h)
Torrance Valley Pipeline Transportation Services Agreement- North Pipeline (c)	8/31/2016		10 years	2 x 5		50,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- South Pipeline (c)	8/31/2016		10 years	2 x 5		75,000 bpd (i)
Torrance Valley Pipeline Transportation Services Agreement- Midway Storage Tank (c)	8/31/2016		10 years	2 x 5		55,000 barrels (h)
Torrance Valley Pipeline Transportation Services Agreement- Emidio Storage Tank (c)	8/31/2016		10 years	2 x 5		900,000 barrels per month
Torrance Valley Pipeline Transportation Services Agreement- Belridge Storage Tank (c)	8/31/2016		10 years	2 x 5		770,000 barrels per month
Paulsboro Natural Gas Pipeline Services Agreement (c) (j)	8/4/2017		15 years	Evergreen		60,000 dekatherms per day
Knoxville Terminals Agreement- Terminaling Services	4/16/2018		5 years	Evergreen		Various (k)
Knoxville Terminals Agreement- Tank Lease (c)	4/16/2018		5 years	Evergreen		115,334 barrels (h)
Toledo Rail Loading Agreement (c)	7/31/2018		7 years, 5 months	2 x 5		Various (l)
Chalmette Terminal Throughput Agreement	7/31/2018		1 year	Evergreen		N/A
Chalmette Rail Unloading Agreement	7/31/2018		7 years, 5 months	2 x 5		7,600 bpd
DSL Ethanol Throughput Agreement (c)	7/31/2018		7 years, 5 months	2 x 5		5,000 bpd
Delaware City Terminaling Services Agreement (m)	1/1/2022		4 years	2 x 5		95,000 bpd
Storage
Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility (c)	12/12/2014		10 years	2 x 5		3,849,271 barrels (h)	PBF Holding or PBFX can declare
Chalmette Storage Agreement (c)	See note (n)		10 years	2 x 5		625,000 barrels (h)
East Coast Storage Assets Terminal Storage Agreement	1/1/2019		8 years	Evergreen		2,953,725 barrels (h)

(a)	PBF Holding has the option to extend the agreements for up to two additional five-year terms, as applicable.
(b)

The Amended and Restated Rail Agreements, as amended and effective as of January 1, 2018, include the Amended and Restated Delaware City Rail Terminaling Services Agreement and the Amended and Restated Delaware West Ladder Rack Terminaling Services Agreement, each between Delaware City Terminaling Company LLC (“DCTC”) and PBF Holding, with the service fees thereunder being adjusted, including the addition of an ancillary fee paid by PBF Holding on an actual cost basis. In determining payments due under the Amended and Restated Rail Agreements, excess volumes throughput under the agreements shall apply against required payments in respect to the minimum throughput commitments on a quarterly basis and, to the extent not previously applied, on an annual basis against the MVCs. Effective January 1, 2019, the existing Amended and Restated Rail Agreements were further amended for the inclusion of services through certain rail infrastructure at the East Coast Storage Assets.

(c)	These commercial agreements with PBFX are considered leases.
(d)

In connection with the inclusion of an additional destination at the Magellan connection under the Delaware Pipeline Services Agreement, PBF Holding and Delaware Pipeline Company LLC agreed to a two-year, five-month MVC (the “Magellan MVC”) under the Delaware Pipeline Services Agreement. The Magellan MVC expired on March 31, 2019, subsequent to which PBFX has been billing actual throughput on the Magellan connection.

(e)

Subsequent to the PBFX acquisition of the Toledo, Ohio refined products terminal assets (the “Toledo Products Terminal”), the Toledo Products Terminal was added to the East Coast Terminals Terminaling Services Agreements.

(f)	The East Coast Terminals related party agreements include varying initial term lengths, ranging from one to five years.
(g)

The East Coast Terminals Terminaling Service Agreements have no MVCs and are billed based on actual volumes throughput, other than a terminaling services agreement between PBFX’s East Coast Terminals’ Paulsboro, New Jersey location and PBF Holding’s Paulsboro refinery with a 15,000 bpd MVC.

(h)

Reflects the overall capacity as stipulated by the storage agreement. The storage MVC is subject to the effective operating capacity of each tank, which can be impacted by routine tank maintenance and other factors. PBF Holding’s available shell capacity may be subject to change as agreed to by PBF Holding and PBFX.

(i)

In connection with the TVPC Acquisition on May 31, 2019, the Torrance Valley Pipeline Transportation Services Agreement- South Pipeline was amended and restated to increase the MVC from 70,000 bpd to 75,000 bpd.

(j)

In August 2017, the Paulsboro Natural Gas Pipeline commenced service. Concurrent with the commencement of operations, a new services agreement was entered into between Paulsboro Natural Gas Pipeline Company LLC and PRC regarding the Paulsboro Natural Gas Pipeline.

(k)

The minimum throughput revenue commitment for the Knoxville Terminals Agreement- Terminaling Services is $0.9 million for year one, $1.8 million for year two and $2.7 million for year three and thereafter.

(l)

Under the Toledo Rail Loading Agreement, PBF Holding has minimum throughput commitments for (i) 30 railcars per day of products and (ii) 11.5 railcars per day of premium products. The Toledo Rail Loading Agreement also specifies a maximum throughput rate of 50 railcars per day.

(m)

The Delaware City Terminaling Services Agreement between DCTC and PBF Holding will commence in 2022 subsequent to the expiration of the Amended and Restated Rail Agreements and includes additional services to be provided by PBFX as operator of other rail facilities owned by PBF Holding’s subsidiaries.

(n)	The Chalmette Storage Services Agreement was entered into on February 15, 2017 and commenced on November 1, 2017.

Omnibus Agreement

In addition to the commercial agreements described above, PBF Holding entered into an omnibus agreement with PBFX, PBF GP and PBF LLC, which has been amended and restated in connection with certain of the Contribution Agreements with PBFX, PBF GP and PBF LLC (as amended, the “Omnibus Agreement”) for the provision of executive management services and support for accounting and finance, legal, human resources, information technology, environmental, health and safety, and other administrative functions, as well as (i) PBF LLC’s agreement not to compete with PBFX under certain circumstances, subject to certain exceptions, (ii) PBFX’s right of first offer for ten years to acquire certain logistics assets retained by PBF Energy following the PBFX Offering, including certain logistics assets that PBF LLC or its subsidiaries may construct or acquire in the future, subject to certain exceptions, and (iii) a license to use the PBF Logistics trademark and name.

The annual fee under the Omnibus Agreement for the year ended December 31, 2019 was $7.7 million, inclusive of obligations under the Omnibus Agreement to reimburse PBF Holding for certain compensation and benefit costs of employees who devote more than 50% of their time to PBFX for the year ending December 31, 2019. The annual fee was increased to $8.3 million effective as of January 1, 2020, inclusive of estimated obligations under the Omnibus Agreement to reimburse PBF Holding for certain compensation and benefit costs of employees who devote more than 50% of their time to PBFX for the year ending December 31, 2020.

Services Agreement

Additionally, PBF Holding and certain of its subsidiaries entered into an operation and management services and secondment agreement with PBFX (as amended, the “Services Agreement”), pursuant to which PBF Holding and its subsidiaries provide PBFX with the personnel necessary for PBFX to perform its obligations under the commercial agreements. PBFX reimburses PBF Holding for the use of such employees and the provision of certain infrastructure-related services to the extent applicable to its operations, including storm water discharge and waste water treatment, steam, potable water, access to certain roads and grounds, sanitary sewer access, electrical power, emergency response, filter press, fuel gas, API solids treatment, fire water and compressed air. For the year ended December 31, 2019, PBFX paid an annual fee of $8.6 million to PBF Holding pursuant to the Services Agreement and is expected to pay the same annual fee to PBF Holding pursuant to the Services Agreement for the year ending December 31, 2020.

The Services Agreement will terminate upon the termination of the Omnibus Agreement, provided that PBFX may terminate any service on 30-days’ notice.

Summary of Transactions with PBFX

A summary of our affiliate transactions with PBFX is as follows:

	Year Ended December 31,
(in millions)	2019	2018	2017
Reimbursements under affiliate agreements:
Services Agreement	$8.6	$7.5	$6.6
Omnibus Agreement	7.7	7.5	6.9
Total expenses under affiliate agreements	300.9	259.4	240.7

Total reimbursements under the Omnibus Agreement are included in General and administrative expenses and reimbursements under the Services Agreement and expenses under affiliate agreements are included in Cost of products and other in the Company’s statements of operations.

Financial Sponsors

As of December 31, 2013 PBF Energy’s financial sponsors had received the full return of their aggregate amount invested in PBF LLC Series A Units. As a result, pursuant to the amended and restated limited liability company agreement of PBF LLC, the holders of PBF LLC Series B Units are entitled to an interest in the amounts received by the investment funds associated with the initial investors in PBF LLC in excess of their original investment in the form of PBF LLC distributions and from the shares of PBF Energy Class A Common Stock issuable to such investment funds (for their own account and on behalf of the holders of PBF LLC Series B Units) upon an exchange, and the proceeds from the sale of such shares. Such proceeds received by the investment funds associated with the initial investors in PBF LLC are distributed to the holders of the PBF LLC Series B Units in accordance with the distribution percentages specified in the PBF LLC amended and restated limited liability company agreement. There were no distributions to PBF LLC Series B unitholders for the years ending December 31, 2019 and 2018.